Tahoe Acquisition - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Feb. 22, 2019 shares right
Disclosure of detailed information about business combination [line items]
Acquisition-related costs | $	$ 157,334	$ 0
CVRs [Member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares) | shares	15,600,034		15,600,208
Number of CVRs issued | right			313,887,490